Capital structure - Preference Shares (Details) - $ / shares		3 Months Ended
	Jun. 22, 2009	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 15, 2016	Dec. 31, 2014	May 11, 2010
Class of Stock [Line Items]
Preference shares, issued (in shares)	200,000	0				182,683
Preferred stock, dividend rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Preference shares, par value (in dollars per share or pounds per share)	$ 1,000	$ 0				$ 0.01
Preference shares, liquidation preference (in dollars per share)	$ 1,000	0				1,000
Exercise price of warrants (in dollars per share)		$ 34.72				$ 34.72					$ 34.89
Preferred stock, make-whole redemption payment per share (in dollars per share)										$ 1,180.00
Common Stock
Class of Stock [Line Items]
Number of securities called by warrants or rights (in shares)	427,960	432,028
Exercise price of warrants (in dollars per share)	$ 70.10	$ 34.72
Contingent value convertible preference shares
Class of Stock [Line Items]
Preference shares, issued (in shares)												826,415
Maximum allowable number of rights (in shares)												10,743,801
Conversion ratio									1			0.07692